UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Philadelphia Financial Management of San Francisco, LLC
Address: 450 Sansome Street, Suite 1500
         San Francisco, CA  94111

13F File Number:  028-11642

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rachael Clarke
Title:     Chief Compliance Officer
Phone:     415-352-4463

Signature, Place, and Date of Signing:

 /s/   Rachael Clarke     San Francisco, CA     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         4

Form 13F Information Table Entry Total:    35

Form 13F Information Table Value Total:    $333,417 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-                          Boathouse Row I, LP
2    028-                          Boathouse Row II, LP
3    028-                          Boathouse Row Offshore, Ltd
4    028-                          Boathouse Row Offshore Regatta Ltd.

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EQTY INVT LIFE HLD    COM              025676206    12539   981880 SH       DEFINED 1  2  3  4     981880        0        0
AON CORP                       COM              037389103    10079   205449 SH       DEFINED 1  2  3  4     205449        0        0
ASSURED GUARANTY LTD           COM              G0585R106    21582  1306427 SH       DEFINED 1  2  3  4    1306427        0        0
BEST BUY INC                   COM              086516101    12398   523583 SH       DEFINED 1  2  3  4     523583        0        0
CAPITAL ONE FINL CORP          COM              14040H105     5001    89729 SH       DEFINED 1  2  3  4      89729        0        0
CIGNA CORPORATION              COM              125509109     8966   182054 SH       DEFINED 1  2  3  4     182054        0        0
EURONET WORLDWIDE INC          COM              298736109     1718    82250 SH       DEFINED 1  2  3  4      82250        0        0
FEDERAL AGRIC MTG CORP         CL C             313148306    11603   511144 SH       DEFINED 1  2  3        511144        0        0
FIDELITY NATIONAL FINANCIAL    CL A             31620R105    12335   684114 SH       DEFINED 1  2  3  4     684114        0        0
FORTEGRA FINL CORP             COM              34954W104     9356  1119141 SH       DEFINED 1  2  3       1119141        0        0
FX ALLIANCE INC                COM              361202104     6839   436142 SH       DEFINED 1  2  3        436142        0        0
GENERAL MTRS CO                COM              37045V100     6456   251702 SH       DEFINED 1  2  3  4     251702        0        0
GENWORTH FINL INC              COM CL A         37247D106     3646   438260 SH       DEFINED 1  2  3  4     438260        0        0
GLOBAL CASH ACCESS HLDGS INC   COM              378967103     2880   369278 SH       DEFINED 1  2  3        369278        0        0
INVESCO LTD                    SHS              G491BT108    10454   391958 SH       DEFINED 1  2  3  4     391958        0        0
JPMORGAN CHASE & CO            COM              46625H100    12221   265790 SH       DEFINED 1  2  3  4     265790        0        0
META FINL GROUP INC            COM              59100U108     4898   233223 SH       DEFINED 1  2  3        233223        0        0
METROCORP BANCSHARES INC       COM              591650106     9490   948989 SH       DEFINED 1  2  3        948989        0        0
MGIC INVT CORP WIS             COM              552848103     6401  1290490 SH       DEFINED 1  2  3  4    1290490        0        0
MORGAN STANLEY                 COM NEW          617446448    10120   515264 SH       DEFINED 1  2  3  4     515264        0        0
NATIONSTAR MTG HLDGS INC       COM              63861C109    17763  1237000 SH       DEFINED 1  2  3  4    1237000        0        0
NELNET INC                     CL A             64031N108    19470   751463 SH       DEFINED 1  2  3  4     751463        0        0
NOAH HLDGS LTD                 SPONSORED ADS    65487X102     1824   228535 SH       DEFINED 1  2  3        228535        0        0
PENSON WORLDWIDE INC           COM              709600100       80   117370 SH       DEFINED 1  2  3        117370        0        0
PHH CORP                       COM NEW          693320202     5966   385660 SH       DEFINED 1  2  3  4     385660        0        0
RAYMOND JAMES FINANCIAL INC    COM              754730109     8681   237630 SH       DEFINED 1  2  3  4     237630        0        0
REGIONS FINANCIAL CORP NEW     COM              7591EP100    10176  1544111 SH       DEFINED 1  2  3  4    1544111        0        0
SEABRIGHT HOLDINGS INC         COM              811656107     7308   803970 SH       DEFINED 1  2  3        803970        0        0
SEACUBE CONTAINER LEASING LT   SHS              G79978105    15880   923272 SH       DEFINED 1  2  3        923272        0        0
ST JOE CO                      COM              790148100    10183   535654 SH       DEFINED 1  2  3  4     535654        0        0
TITAN MACHY INC                COM              88830R101     8815   312577 SH       DEFINED 1  2  3        312577        0        0
WELLPOINT INC                  COM              94973V107    17067   231260 SH       DEFINED 1  2  3  4     231260        0        0
WELLS FARGO & CO NEW           COM              949746101    12216   357819 SH       DEFINED 1  2  3  4     357819        0        0
WRIGHT EXPRESS CORP            COM              98233Q105     8734   134924 SH       DEFINED 1  2  3  4     134924        0        0
XL GROUP PLC                   SHS              G98290102    10272   473592 SH       DEFINED 1  2  3  4     473592        0        0